Document and Entity Information	May 07, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 07, 2026
Entity Registrant Name	ACHIEVE LIFE SCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	033-80623
Entity Tax Identification Number	95-4343413
Entity Address Address Line 1	22722 29th Drive SE
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Bothell
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98021
City Area Code	604
Local Phone Number	210-2217
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ACHV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000949858
Other Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	1040 West Georgia
Entity Address Address Line 2	Suite 1030
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Country	CA
Entity Address Postal Zip Code	V6E 4H1